Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Major components of tax (expense) income
Total taxation (expense)/credit	R (255)	R 139	R 234
Temporary Differences Excluding Hedge Accounted Derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	493
Derivative Financial Instruments [Member] | Temp differences related to hedge accounted derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	(510)
Randfontein
Major components of tax (expense) income
Temporary Differences not recognised	R 379
Deferred Tax Rate	10.10%	4.50%	1.80%	3.80%
Deferred tax assets	R 39
Randfontein | Temporary differences [member]
Major components of tax (expense) income
Temporary Differences not recognised	(155)
Randfontein | Tax losses2
Major components of tax (expense) income
Temporary Differences not recognised	534
Parent [member]
Major components of tax (expense) income
Temporary Differences not recognised	R 1,653
Deferred Tax Rate	29.80%
Deferred tax assets	R 492
Parent [member] | Temporary differences [member]
Major components of tax (expense) income
Temporary Differences not recognised	1,079
Deferred tax assets	321
Parent [member] | Tax losses2
Major components of tax (expense) income
Temporary Differences not recognised	574
Deferred tax assets	171
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	(197)	R 282	R 439
Deferred tax - current year	R (197)	R 282	R 439
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | Unredeemed capital expenditure1
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	R 298
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	(56)	R (19)	R (42)
Current year tax	(61)	(14)	(42)
Prior year tax	R 5	R (5)	R 0
Applicable taxation rate	34.00%	34.00%	34.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (2)	R (124)	R (163)
Current year tax	(2)	(121)	(163)
Prior year tax	R 0	R (3)	R 0
Applicable taxation rate	28.00%	28.00%	28.00%